Vanguard® Health Care Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.9%)
Biotechnology (21.2%)
	AbbVie Inc.	4,508,767	1,026,646
	Amgen Inc.	1,633,110	564,174
	Gilead Sciences Inc.	3,763,946	473,655
*	Vertex Pharmaceuticals Inc.	777,759	337,244
	Regeneron Pharmaceuticals Inc.	316,007	246,546
*	Alnylam Pharmaceuticals Inc.	397,629	179,422
*	Insmed Inc.	641,218	133,226
*	Natera Inc.	395,548	94,461
*	Biogen Inc.	444,816	80,997
*	United Therapeutics Corp.	130,343	63,347
*	Exact Sciences Corp.	574,332	58,174
*	Incyte Corp.	503,545	52,600
*	Neurocrine Biosciences Inc.	300,966	45,795
*	Ionis Pharmaceuticals Inc.	459,198	37,989
*	Exelixis Inc.	776,311	34,290
*	Revolution Medicines Inc.	425,622	33,096
*	Bridgebio Pharma Inc.	435,279	31,344
*	BioMarin Pharmaceutical Inc.	552,938	30,926
*	Moderna Inc.	1,065,425	27,680
*	Madrigal Pharmaceuticals Inc.	43,996	26,265
*	Halozyme Therapeutics Inc.	355,215	25,362
*	Avidity Biosciences Inc.	331,657	23,780
*	Roivant Sciences Ltd.	1,140,582	23,736
*	Cytokinetics Inc.	344,701	23,484
*	Arrowhead Pharmaceuticals Inc.	377,069	19,872
*	Rhythm Pharmaceuticals Inc.	171,104	18,666
*	PTC Therapeutics Inc.	216,965	18,657
*	Vaxcyte Inc.	354,127	17,568
*	Merus NV	172,262	16,561
*	TG Therapeutics Inc.	457,312	15,210
*	Krystal Biotech Inc.	65,867	14,359
*	Alkermes plc	475,026	14,051
*	ADMA Biologics Inc.	723,735	13,881
*	Protagonist Therapeutics Inc.	150,888	13,580
*	Nuvalent Inc. Class A	121,242	13,258
*	GRAIL Inc.	111,276	12,284
*	Praxis Precision Medicines Inc.	62,383	12,256
*	Viking Therapeutics Inc.	324,740	11,954
*	Veracyte Inc.	239,036	11,316
*	Cogent Biosciences Inc.	254,664	10,243
*	Arcutis Biotherapeutics Inc.	327,611	10,041
*	Ultragenyx Pharmaceutical Inc.	262,894	9,136
*	Travere Therapeutics Inc.	256,769	9,092
*	ACADIA Pharmaceuticals Inc.	357,890	8,962
*	Akero Therapeutics Inc.	157,952	8,586
*	Ideaya Biosciences Inc.	239,783	8,541
*	Amicus Therapeutics Inc.	840,541	8,347
*	Scholar Rock Holding Corp.	189,368	8,344
*	Mirum Pharmaceuticals Inc.	114,189	8,342
*	Catalyst Pharmaceuticals Inc.	353,301	8,271
*	Denali Therapeutics Inc.	420,979	8,196
*	Kymera Therapeutics Inc.	119,570	8,116
*,1	Summit Therapeutics Inc. (XNMS)	449,873	8,048
*	Cidara Therapeutics Inc.	34,535	7,594
*	Beam Therapeutics Inc.	276,385	7,001
*	Apogee Therapeutics Inc.	96,594	6,952
*	Soleno Therapeutics Inc.	136,877	6,905
*	Disc Medicine Inc.	73,750	6,885
*	Arcus Biosciences Inc.	258,321	6,742
*	Sarepta Therapeutics Inc.	301,301	6,430

		Shares	Market Value ($000)
*	Viridian Therapeutics Inc.	197,489	6,312
*	Vericel Corp.	153,012	6,159
*	Dyne Therapeutics Inc.	280,245	6,137
*	Arcellx Inc.	83,829	6,095
*	Mineralys Therapeutics Inc.	139,121	5,999
*	Twist Bioscience Corp.	183,722	5,881
*	CG oncology Inc.	129,626	5,812
*	Newamsterdam Pharma Co. NV	136,841	5,652
*	Aurinia Pharmaceuticals Inc.	339,041	5,465
*,1	Recursion Pharmaceuticals Inc. Class A	1,106,744	5,124
*	Immunovant Inc.	211,318	5,103
*	Syndax Pharmaceuticals Inc.	248,940	4,934
*	Agios Pharmaceuticals Inc.	168,212	4,912
*	Apellis Pharmaceuticals Inc.	230,182	4,903
*	Celldex Therapeutics Inc.	181,153	4,895
*	MannKind Corp.	883,201	4,725
*	Kiniksa Pharmaceuticals International plc	105,373	4,480
*	Spyre Therapeutics Inc.	148,352	4,451
*	BioCryst Pharmaceuticals Inc.	604,209	4,338
*	Ardelyx Inc.	732,805	4,250
*	Nurix Therapeutics Inc.	229,617	4,060
*	Janux Therapeutics Inc.	118,946	4,055
*	Vera Therapeutics Inc.	116,066	3,917
*	Immunome Inc.	212,500	3,914
*	Celcuity Inc.	38,518	3,896
*	Stoke Therapeutics Inc.	116,492	3,601
*	Biohaven Ltd.	352,464	3,535
*	UroGen Pharma Ltd.	119,003	3,428
*	Olema Pharmaceuticals Inc.	114,394	3,240
*	Dynavax Technologies Corp.	284,205	3,231
*	Xencor Inc.	182,908	3,168
*	Zymeworks Inc.	113,571	3,034
*	Novavax Inc.	418,287	2,949
*	Relay Therapeutics Inc.	369,446	2,926
*	Intellia Therapeutics Inc.	309,034	2,778
*	CareDx Inc.	153,178	2,737
*	Kura Oncology Inc.	223,510	2,713
*	MiMedx Group Inc.	360,163	2,478
*,1	ImmunityBio Inc.	1,002,462	2,366
*,1	Iovance Biotherapeutics Inc.	931,826	2,302
*	Palvella Therapeutics Inc.	21,747	2,235
*,1	Sana Biotechnology Inc.	515,977	2,219
*	Rezolute Inc.	219,860	2,137
*	Myriad Genetics Inc.	279,216	2,130
*	Dianthus Therapeutics Inc.	48,227	2,121
*	Day One Biopharmaceuticals Inc.	217,208	2,061
*	Precigen Inc.	535,730	2,052
*	Kodiak Sciences Inc.	87,910	2,020
*	Oruka Therapeutics Inc.	65,873	1,983
*	Taysha Gene Therapies Inc.	413,475	1,960
*	Arbutus Biopharma Corp.	435,352	1,920
*	Zenas Biopharma Inc.	48,489	1,883
*	Gossamer Bio Inc.	550,397	1,838
*	Emergent BioSolutions Inc.	160,696	1,795
*	AnaptysBio Inc.	42,429	1,767
*	Vir Biotechnology Inc.	272,758	1,751
*	REGENXBIO Inc.	128,790	1,725
*	Geron Corp. (XNGS)	1,454,632	1,716
*	Erasca Inc.	522,357	1,656
*	Annexon Inc.	361,123	1,625
*	CytomX Therapeutics Inc.	374,202	1,602
*	ORIC Pharmaceuticals Inc.	132,390	1,573
*	ARS Pharmaceuticals Inc.	164,539	1,570
*	Corvus Pharmaceuticals Inc.	169,010	1,550
*	Ironwood Pharmaceuticals Inc.	442,766	1,550
*	Monte Rosa Therapeutics Inc.	94,017	1,520
*	Tango Therapeutics Inc.	137,651	1,502
*	Prothena Corp. plc	138,660	1,491
*	Replimune Group Inc.	141,875	1,419
*	ArriVent Biopharma Inc.	61,426	1,409

		Shares	Market Value ($000)
*	Altimmune Inc.	267,371	1,406
*	Verastem Inc.	130,356	1,387
*	MoonLake Immunotherapeutics	96,389	1,323
*	Savara Inc.	209,432	1,317
*	4D Molecular Therapeutics Inc.	106,111	1,237
*	KalVista Pharmaceuticals Inc.	84,188	1,218
*	Akebia Therapeutics Inc.	763,213	1,206
*	Astria Therapeutics Inc.	94,021	1,189
*,1	Ocugen Inc.	946,035	1,173
*	Upstream Bio Inc.	40,769	1,166
*	MeiraGTx Holdings plc	132,428	1,099
*	Cullinan Therapeutics Inc.	89,440	1,017
*	Prime Medicine Inc.	261,322	998
*	Organogenesis Holdings Inc.	192,052	995
*,1	Anavex Life Sciences Corp.	257,809	987
*	XOMA Royalty Corp.	29,220	939
*	Bicara Therapeutics Inc.	49,636	921
*	Tyra Biosciences Inc.	40,565	915
*	Keros Therapeutics Inc.	52,251	913
*	Vanda Pharmaceuticals Inc.	169,746	910
*	Aura Biosciences Inc.	131,710	869
*	Aldeyra Therapeutics Inc.	156,963	860
*	Rocket Pharmaceuticals Inc.	246,053	842
*	Allogene Therapeutics Inc.	488,023	713
*	Editas Medicine Inc.	272,278	656
*,1	Humacyte Inc.	482,014	651
*	Entrada Therapeutics Inc.	58,018	596
*	Lyell Immunopharma Inc.	23,255	558
*	Arcturus Therapeutics Holdings Inc.	74,388	505
*	Heron Therapeutics Inc.	421,833	489
*	Perspective Therapeutics Inc.	193,347	454
*	Fate Therapeutics Inc.	297,159	339
*	Alector Inc.	243,064	323
*	MacroGenics Inc.	155,988	239
*	Zentalis Pharmaceuticals Inc.	137,107	196
*	ALX Oncology Holdings Inc.	77,337	106
*	Applied Therapeutics Inc.	326,454	85
*	Korro Bio Inc.	13,898	79
*,2	Prevail Therapeutics CVR	78	—
*,2	89bio Inc. CVR	240	—
			4,323,097
Health Care Equipment & Supplies (20.2%)
	Abbott Laboratories	5,279,589	680,539
*	Intuitive Surgical Inc.	1,087,443	623,627
*	Boston Scientific Corp.	4,494,892	456,591
	Medtronic plc	3,891,014	409,840
	Stryker Corp.	1,043,763	387,424
*	IDEXX Laboratories Inc.	242,693	182,719
	Becton Dickinson & Co.	869,574	168,715
*	Edwards Lifesciences Corp.	1,780,978	154,357
	ResMed Inc.	442,315	113,157
	GE HealthCare Technologies Inc.	1,385,178	110,800
	STERIS plc	298,798	79,564
*	Dexcom Inc.	1,189,728	75,512
*	Insulet Corp.	213,554	69,873
	Zimmer Biomet Holdings Inc.	601,059	58,615
*	Hologic Inc.	674,762	50,587
*	Cooper Cos. Inc.	602,508	46,953
*	Solventum Corp.	472,437	40,280
*	Penumbra Inc.	112,444	32,965
*	Align Technology Inc.	208,796	30,733
	Baxter International Inc.	1,559,063	29,217
*	Globus Medical Inc. Class A	241,858	22,019
*	Masimo Corp.	140,076	19,951
*	Glaukos Corp.	173,798	18,473
*	iRhythm Technologies Inc.	97,364	18,305
*	Merit Medical Systems Inc.	179,664	15,557
	Teleflex Inc.	134,016	15,334
*	TransMedics Group Inc.	98,142	14,359

		Shares	Market Value ($000)
*	Lantheus Holdings Inc.	206,033	12,129
*	Haemonetics Corp.	146,023	11,879
*	Inspire Medical Systems Inc.	85,303	10,613
*	LivaNova plc	165,819	10,581
*	ICU Medical Inc.	71,096	10,553
*	Envista Holdings Corp.	503,483	10,523
*	Alphatec Holdings Inc.	358,732	8,089
*	Integer Holdings Corp.	106,514	7,688
	DENTSPLY SIRONA Inc.	605,737	6,869
*	Artivion Inc.	121,448	5,667
*	QuidelOrtho Corp.	206,558	5,649
*	AtriCure Inc.	151,211	5,462
	LeMaitre Vascular Inc.	65,399	5,425
*	PROCEPT BioRobotics Corp.	169,052	5,356
*	Enovis Corp.	172,717	5,228
*	Omnicell Inc.	139,135	5,080
*	UFP Technologies Inc.	22,305	5,056
*	Tandem Diabetes Care Inc.	205,722	4,322
*	Novocure Ltd.	322,728	4,134
	CONMED Corp.	93,367	4,054
*	Axogen Inc.	139,367	3,993
*	Neogen Corp.	629,740	3,766
*,1	Establishment Labs Holdings Inc.	52,852	3,662
*	Integra LifeSciences Holdings Corp.	201,179	2,639
*	STAAR Surgical Co.	97,157	2,579
*	SI-BONE Inc.	124,045	2,414
	iRadimed Corp.	25,160	2,345
	Embecta Corp.	168,839	2,154
*	Butterfly Network Inc.	614,100	1,904
*	Tactile Systems Technology Inc.	67,298	1,730
*	Kestra Medical Technologies Ltd.	62,216	1,679
*	Avanos Medical Inc.	141,922	1,666
*	AngioDynamics Inc.	123,832	1,536
*	Orthofix Medical Inc.	95,495	1,536
*	Varex Imaging Corp.	125,435	1,451
*	RxSight Inc.	105,397	1,204
*	Cerus Corp.	573,096	1,009
*	OrthoPediatrics Corp.	52,941	979
*	Ceribell Inc.	55,369	940
*	Bioventus Inc. Class A	121,395	921
*,1	Pulse Biosciences Inc.	61,480	842
*	OraSure Technologies Inc.	210,885	502
*	Treace Medical Concepts Inc.	152,938	456
			4,112,330
Health Care Providers & Services (16.5%)
	UnitedHealth Group Inc.	2,582,356	851,584
	McKesson Corp.	377,305	332,451
	CVS Health Corp.	3,847,482	309,184
	HCA Healthcare Inc.	496,871	252,555
	Elevance Health Inc.	683,114	231,070
	Cigna Group	809,752	224,528
	Cencora Inc.	558,694	206,119
	Cardinal Health Inc.	720,678	152,971
	Humana Inc.	364,525	89,589
	Labcorp Holdings Inc.	251,863	67,696
	Quest Diagnostics Inc.	339,234	64,176
*	Centene Corp.	1,488,553	58,560
*	Tenet Healthcare Corp.	268,044	58,123
	Universal Health Services Inc. Class B	171,109	41,687
*	Guardant Health Inc.	340,612	36,929
	Encompass Health Corp.	305,697	35,528
	Ensign Group Inc.	175,136	32,495
*	HealthEquity Inc.	261,588	27,514
*	Henry Schein Inc.	331,448	24,716
*	Molina Healthcare Inc.	164,366	24,369
*	Hims & Hers Health Inc.	593,650	23,604
	Chemed Corp.	44,269	19,443
*	RadNet Inc.	198,155	16,405
*	Option Care Health Inc.	491,735	15,293

		Shares	Market Value ($000)
*	DaVita Inc.	119,168	14,262
*	BrightSpring Health Services Inc.	295,445	10,683
*	GeneDx Holdings Corp.	60,930	10,172
*	Alignment Healthcare Inc.	509,853	9,794
*	Brookdale Senior Living Inc.	683,671	7,609
*	Privia Health Group Inc.	298,498	7,274
	Concentra Group Holdings Parent Inc.	351,182	7,220
*	CorVel Corp.	93,543	6,846
*	Addus HomeCare Corp.	56,061	6,739
*	Progyny Inc.	247,826	6,535
*	Pediatrix Medical Group Inc.	263,820	6,355
	National HealthCare Corp.	39,907	5,439
	Select Medical Holdings Corp.	338,004	5,236
*	NeoGenomics Inc.	392,485	4,749
*	PACS Group Inc.	140,481	4,693
*	Acadia Healthcare Co. Inc.	265,783	4,571
*	Surgery Partners Inc.	233,734	3,990
*	Castle Biosciences Inc.	88,184	3,523
*	LifeStance Health Group Inc.	529,848	3,444
	US Physical Therapy Inc.	46,319	3,421
*	Clover Health Investments Corp.	1,269,091	3,160
*	Astrana Health Inc.	136,252	3,139
*	Pennant Group Inc.	105,458	2,921
*	AdaptHealth Corp.	287,916	2,781
*	Hinge Health Inc. Class A	49,412	2,417
*	AMN Healthcare Services Inc.	116,778	1,944
*	Fulgent Genetics Inc.	60,231	1,782
*	Guardian Pharmacy Services Inc. Class A	60,327	1,766
*	OPKO Health Inc.	1,280,567	1,742
*	Talkspace Inc.	437,806	1,480
*	Aveanna Healthcare Holdings Inc.	157,837	1,474
*	Community Health Systems Inc.	385,603	1,334
*	Enhabit Inc.	131,638	1,177
*	Cross Country Healthcare Inc.	89,349	917
*	Ardent Health Inc.	86,369	758
*	Owens & Minor Inc.	234,441	638
*	agilon health Inc.	944,468	615
*	DocGo Inc.	263,300	271
			3,359,460
Health Care Technology (0.8%)
*	Veeva Systems Inc. Class A	472,393	113,511
*	Doximity Inc. Class A	371,946	19,133
*	Waystar Holding Corp.	346,893	12,804
*	Teladoc Health Inc.	536,477	4,072
*	Phreesia Inc.	181,272	3,714
*	Schrodinger Inc.	196,729	3,455
*	Certara Inc.	364,439	3,338
	HealthStream Inc.	71,164	1,790
*	Evolent Health Inc. Class A	302,531	1,271
*	Claritev Corp.	17,448	943
*	Simulations Plus Inc.	52,635	895
*	GoodRx Holdings Inc. Class A	261,712	735
*	Health Catalyst Inc.	211,876	634
*	Definitive Healthcare Corp.	114,215	324
			166,619
Life Sciences Tools & Services (9.6%)
	Thermo Fisher Scientific Inc.	1,145,526	676,811
	Danaher Corp.	1,955,043	443,365
	Agilent Technologies Inc.	860,178	132,037
*	IQVIA Holdings Inc.	515,266	118,516
*	Mettler-Toledo International Inc.	62,501	92,296
*	Waters Corp.	180,615	72,864
*	Illumina Inc.	465,858	61,237
	West Pharmaceutical Services Inc.	218,166	60,486
*	Medpace Holdings Inc.	68,204	40,408
	Revvity Inc.	351,794	36,731
	Bio-Techne Corp.	471,836	30,438
*	Repligen Corp.	162,135	27,728
*	Charles River Laboratories International Inc.	149,260	26,589

		Shares	Market Value ($000)
*	Avantor Inc.	1,908,778	22,390
*	Tempus AI Inc.	281,185	21,913
*	Bio-Rad Laboratories Inc. Class A	56,661	18,407
	Bruker Corp.	322,568	15,745
*	Sotera Health Co.	646,066	11,293
*	Adaptive Biotechnologies Corp.	346,056	6,803
*	10X Genomics Inc. Class A	311,989	5,868
*	Azenta Inc.	124,877	4,441
*	Fortrea Holdings Inc.	275,658	3,504
*	BioLife Solutions Inc.	123,918	3,284
*	Cytek Biosciences Inc.	329,039	1,859
*	Pacific Biosciences of California Inc.	783,916	1,819
*	Personalis Inc.	160,924	1,727
*	CryoPort Inc.	144,077	1,386
	Mesa Laboratories Inc.	16,692	1,339
*	Maravai LifeSciences Holdings Inc. Class A	328,667	1,190
*	Niagen Bioscience Inc.	173,200	1,173
*	Standard BioTools Inc.	752,686	1,129
*	Ginkgo Bioworks Holdings Inc.	99,826	926
*	Quanterix Corp.	126,592	919
*	Quantum-Si Inc.	496,879	701
*	MaxCyte Inc.	306,637	540
*	OmniAb Inc.	261,425	473
*,2	OmniAb Inc. 12.5 Earnout	22,076	—
*,2	OmniAb Inc. 15 Earnout	22,076	—
			1,948,335
Pharmaceuticals (27.6%)
	Eli Lilly & Co.	2,440,385	2,624,561
	Johnson & Johnson	4,529,546	937,254
	Merck & Co. Inc.	7,577,046	794,302
	Pfizer Inc.	17,248,049	443,965
	Bristol-Myers Squibb Co.	6,174,845	303,802
	Zoetis Inc.	1,343,247	172,177
	Viatris Inc.	3,533,778	37,776
*	Elanco Animal Health Inc. (XNYS)	1,508,112	35,094
*	Jazz Pharmaceuticals plc	165,749	29,260
*	Corcept Therapeutics Inc.	287,418	22,821
*	Axsome Therapeutics Inc.	105,864	16,038
*	Crinetics Pharmaceuticals Inc.	271,132	12,353
*	Ligand Pharmaceuticals Inc.	59,379	12,065
*	Indivior plc	265,817	8,931
*	Prestige Consumer Healthcare Inc.	149,197	8,885
*	Supernus Pharmaceuticals Inc.	170,712	7,783
*	Tarsus Pharmaceuticals Inc.	95,934	7,671
	Organon & Co.	787,397	6,071
*	Amneal Pharmaceuticals Inc.	477,912	5,983
*	Liquidia Corp.	183,354	5,983
*	Ocular Therapeutix Inc.	481,791	5,854
*	Avadel Pharmaceuticals plc	265,396	5,703
	Perrigo Co. plc	416,410	5,559
*	Nuvation Bio Inc.	672,062	5,397
*	Terns Pharmaceuticals Inc.	173,318	4,872
*	Harmony Biosciences Holdings Inc.	131,378	4,636
*	ANI Pharmaceuticals Inc.	54,011	4,583
*	Collegium Pharmaceutical Inc.	95,416	4,454
*	Edgewise Therapeutics Inc.	160,267	4,173
*	Harrow Inc.	96,122	4,016
*	Innoviva Inc.	182,163	3,958
*	Amylyx Pharmaceuticals Inc.	248,251	3,719
*	Xeris Biopharma Holdings Inc.	488,020	3,504
*	Trevi Therapeutics Inc.	257,890	3,402
*	Nektar Therapeutics	48,916	3,190
*	Amphastar Pharmaceuticals Inc.	112,509	3,116
*	Mind Medicine MindMed Inc.	242,440	3,067
*	Pacira BioSciences Inc.	129,303	3,048
*	Esperion Therapeutics Inc.	700,704	2,810
*	EyePoint Pharmaceuticals Inc.	187,945	2,787
*,1	Tilray Brands Inc.	3,402,201	2,766
*	WaVe Life Sciences Ltd.	340,828	2,645

		Shares	Market Value ($000)
	Phibro Animal Health Corp. Class A	62,293	2,609
*	Rapport Therapeutics Inc.	84,353	2,506
*	Arvinas Inc.	189,036	2,379
*	Theravance Biopharma Inc.	115,057	2,336
*	MBX Biosciences Inc.	67,620	2,332
*,1	CorMedix Inc.	224,303	2,200
*	Enliven Therapeutics Inc.	99,212	2,143
*	Omeros Corp.	205,912	1,995
*	Phathom Pharmaceuticals Inc.	127,712	1,995
*	Ventyx Biosciences Inc.	172,830	1,728
*	Fulcrum Therapeutics Inc.	114,515	1,253
*	Alumis Inc.	161,421	1,238
*	LENZ Therapeutics Inc.	35,381	1,080
*	Evolus Inc.	145,573	1,042
*	Septerna Inc.	33,708	978
	SIGA Technologies Inc.	131,269	795
*,1	Lexicon Pharmaceuticals Inc.	552,580	790
*	Atea Pharmaceuticals Inc.	156,105	484
*	Cassava Sciences Inc.	134,135	436
*	Neumora Therapeutics Inc.	172,278	386
*	Pliant Therapeutics Inc.	116,234	187
*,2	Chinook Therapeutics Inc. CVR	784	—
			5,610,926
Total Common Stocks (Cost $14,610,205)			19,520,767
Temporary Cash Investments (4.0%)
Money Market Fund (4.0%)
[3,4]	Vanguard Market Liquidity Fund, 4.024% (Cost $819,727)	8,197,953	819,796
Total Investments (99.9%) (Cost $15,429,932)			20,340,563
Other Assets and Liabilities—Net (0.1%)			21,660
Net Assets (100.0%)			20,362,223
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,580.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $24,647 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AbbVie Inc.	8/31/2026	BANA	197,030	(4.580)	—	(3,610)
Avantor Inc.	8/31/2026	BANA	1,920	(3.880)	—	(20)
Globus Medical Inc.	8/31/2026	BANA	9,118	(3.880)	—	(19)
Johnson & Johnson	2/2/2026	GSI	19,958	(3.880)	842	—
Johnson & Johnson	8/31/2026	BANA	553,049	(4.580)	3,796	—
UnitedHealth Group Inc.	8/31/2026	BANA	53,836	(4.530)	542	—
					5,180	(3,649)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At November 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $4,330 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	19,520,767	—	—	19,520,767
Temporary Cash Investments	819,796	—	—	819,796
Total	20,340,563	—	—	20,340,563
Derivative Financial Instruments
Assets
Swap Contracts	—	5,180	—	5,180
Liabilities
Swap Contracts	—	(3,649)	—	(3,649)